UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II



REAVES SELECT RESEARCH FUND

ANNUAL REPORT                                                      JULY 31, 2007


--------------------------------------------------------------------------------
                                 [LOGO OMITTED]
                              W.H. REAVES & COMPANY
                              INVESTMENT MANAGEMENT

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................    1

Schedule of Investments...................................................    5

Statement of Assets and Liabilities.......................................    8

Statement of Operations...................................................    9

Statement of Changes in Net Assets........................................   10

Financial Highlights......................................................   11

Notes to Financial Statements.............................................   13

Report of Independent Registered Public Accounting Firm...................   21

Trustees and Officers of The Advisors' Inner Circle Fund II...............   22

Disclosure of Fund Expenses...............................................   30

Notice to Shareholders....................................................   32
--------------------------------------------------------------------------------





The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

July 31, 2007

Dear Shareholders:

This Annual Report covers the fiscal year ended July 31, 2007. We are pleased to report the Reaves Select Research Fund's (the "Fund") Institutional Class Shares annual total return, net of fees, was 18.30%. This exceeded the return of the Fund's benchmark the S&P 500 Utilities Sector Index, 15.65%, and the broad market represented by the S&P 500 Index, 16.13%, for the same period. Net asset value (NAV) on the Fund's Institutional Class Shares was $12.73 at fiscal year end. Quarterly distributions of eight cents per share were made in September, December, March and June for the Institutional Class Shares. An additional $0.83 per share distribution of long-term capital gains was made in December. Your Fund has established the objective of an eight-cent minimum quarterly distribution based upon the Fund's strategy of investing in financially strong companies that are expected to grow earnings and periodically raise their dividend.

Market volatility resulted from concerns about slowing economic growth in February, a May/June spike in yield on the 10-year U.S. Treasury note from 4.60% to 5.31%, and, most recently, weakness in the sub-prime mortgage market which forced Bear Stearns to bail out an internal hedge fund. In response, portfolio electric and gas utilities declined. Selling pressure on the Fund's high quality utilities, in our view, may derive from market activity forced upon levered investors holding some poor credits who are scrambling for liquidity. The Fund owns none of the collateralized debt obligations or other asset-backed securities now roiling the markets.

The Fund's underlying annual performance, gross of fees, was driven by strong positive returns across each of our sectors: telephones, 35.2%; gas utilities, 25.7%; energy, 17.1%; and electric utilities, 8.5%. Several significant positive trends, supporting each of our sectors, persisted throughout the year. The telephone sector, where we had our best performance, remains attractive, sustained by increasing demand for bandwidth, stabilized pricing, and continued growth in wireless services, particularly data. Private equity was active in the telecom sector. Alltel and BCE announced buyouts by private equity at significant premiums to their prior market price. The telecom portfolio benefited from the ongoing build-out of broadband infrastructure. CommScope, the best sector performer, supplies integrated cabinets critical to much of the local telephone fiber roll-out in North America.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Our gas portfolio performed very well despite an unseasonably warm winter-heating season and near-record storage levels throughout most of the fiscal year. The portfolio is constructed to mitigate exposure to the underlying commodity price of natural gas, which fell from $8.05 per thousand cubic feet at the beginning of the fiscal year to $6.53/mcf at the end of the fiscal year as measured by NYMEX Henry Hub. Several companies held by the Fund, including Sempra Energy, the largest sector holding, and South Jersey Industries are able to charge weather-normalized rates, a pricing mechanism that protects their earnings during unseasonably warm intervals. We favor companies like Oneok and Williams with significant mid-stream gathering and processing operations because they are leveraged to volume growth and somewhat insulated from natural gas price volatility. Both Oneok and Williams benefited from the wide spreads between natural gas and oil prices, which existed throughout the year. While the natural gas price declined overall, oil prices as measured by West Texas Intermediate Crude increased from a low of $50.48 per bbl on January 18, 2007 to a high of $78.21 at the end of the period. Other factors contributing to Oneok's market price performance were, the build up of cash on the balance sheet from asset sales, the growing recognition of the earnings growth potential at Oneok Partners (for which Oneok is the general partner and owns 45% of the MLP), and the anticipation of a successful rate case in Kansas.

Continued strong oil prices, above $60 per bbl, set the stage for capital appreciation within the energy portfolio. The average price of West Texas Intermediate Crude was $63.51 per barrel over the fiscal year. Performance was strong across all sub-sectors: the integrated majors, exploration and production, and oil service, relatively the best of the sub-sectors. Energy companies continue to spend heavily on services to secure future production. Transocean, an international operator of deep water offshore drilling rigs, was the best sector performer primarily as a result of its strong fundamental outlook and accelerating cash flow.

The electric portfolio's return for the year was positive despite the temporary spike in global interest rates in June and credit market turmoil in July related to market concerns over mortgage-backed securities. Regulatory recognition of the national need for sustained investment in transmission and generation infrastructure continue to support a positive earnings outlook for selected electric utilities. Constellation Energy Group, a leading sector performer, supplies merchant power, primarily to commercial and industrial users. Exelon, another major portfolio holding, is the largest supplier of nuclear power in the United States. Both companies faced regulatory uncertainty surrounding price freeze expiration and the return to market-based rates (Exelon in Illinois and Constellation Energy Group in Maryland). We think the benefits of the mer-

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

chant  power  side  of  their  business   outweigh  the  short-term   regulatory
uncertainty. Over the course of the year, we have significantly increased investment in National Grid, an operator of electric and gas transmission assets in the UK and the U.S. National Grid recently completed the acquisition of Keyspan, a largely regulated New York based regional gas distribution company.

Looking forward to fiscal 2008, we think the required investment in the nation's telecom and energy infrastructure will provide opportunities for continued earnings growth. We will strive to use the current stock price volatility to reposition the portfolio for higher future total return. We remain positive about the potential for our portfolio investments to continue to grow earnings and supplement investor returns by paying above-market dividends. We expect the majority of our equity holdings to periodically increase their dividend rate.


Respectfully submitted,

/s/Ronald J. Sorenson

Ronald J. Sorenson
September 7, 2007


THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES SECTOR INDEX is a subset of the S&P 500 Index thatcontains those securities that fall under the utilities sector.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
Growth of a $10,000 Investment


--------------------------------------------------------------------------------
                          INSTITUTIONAL CLASS--AVERAGE
                              ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDED JULY 31, 2007*
--------------------------------------------------------------------------------
                      One Year                 Annualized
                       Return               Inception to Date
--------------------------------------------------------------------------------
                       18.30%                    17.35%
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]

             Reaves Select Research Fund,      S&P 500       S&P 500 Utilities
                  Institutional Class            Index          Sector Index
12/22/04                $10,000                $10,000            $10,000
7/31/05                  11,687                 10,309             11,714
7/31/06                  12,830                 10,864             12,728
7/31/07                  15,178                 12,616             14,720


Growth of a $10,000 Investment

--------------------------------------------------------------------------------
                             INVESTOR CLASS--AVERAGE
                              ANNUAL TOTAL RETURNS
                        FOR PERIODS ENDED JULY 31, 2007**
--------------------------------------------------------------------------------
                      One Year                      Annualized
                       Return                    Inception to Date
--------------------------------------------------------------------------------
                       18.09%                         16.26%
--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]


          Reaves Select Research Fund,       S&P 500         S&P 500 Utilities
                  Investor Class               Index            Sector Index
3/30/05              $10,000                 $10,000              $10,000
7/31/05               10,998                  10,506               11,290
7/31/06               12,042                  11,071               12,268
7/31/07               14,221                  12,857               14,188



  *INSTITUTIONAL CLASS SHARES WERE OFFERED BEGINNING DECEMBER 22, 2004. **INVESTOR CLASS SHARES WERE OFFERED BEGINNING MARCH 30, 2005.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                           FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE
   INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE
                 CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX.

     THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES.
        THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE
               IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED
                  RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

     RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
        WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL
                         RETURNS WOULD HAVE BEEN LOWER.

                SEE DEFINITION OF COMPARATIVE INDICES ON PAGE 3.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR CHART OMITTED]

25.0%  Gas
24.0 % Telecommunication Services
22.2%  Electric Utilities
19.5%  Energy
 4.3%  Broadcasting, Newspapers & Advertising
 2.2%  Financial Services
 1.2%  Cash Equivalents
 0.9%  Industrials
 0.7%  Other

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.7%**
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------- -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 4.2%
   Comcast, Cl A* .......................................   120,000  $ 3,152,400
   Shaw Communications, Cl B ............................     7,000      332,710
                                                                     -----------
                                                                       3,485,110
                                                                     -----------
ELECTRIC UTILITIES -- 22.2%
   Constellation Energy Group ...........................    40,010    3,352,838
   Dominion Resources ...................................     8,000      673,760
   Duke Energy ..........................................   140,000    2,384,200
   Exelon ...............................................    50,000    3,507,500
   Great Plains Energy ..................................    35,000      971,600
   Integrys Energy Group ................................    22,000    1,088,780
   ITC Holdings .........................................    30,000    1,261,500
   National Grid ADR ....................................    33,000    2,345,640
   Sierra Pacific Resources .............................   150,000    2,383,500
   TransAlta ............................................    10,000      286,300
                                                                     -----------
                                                                      18,255,618
                                                                     -----------
ENERGY -- 19.5%
   ConocoPhillips .......................................    37,000    2,991,080
   EnCana ...............................................    33,000    2,012,340
   Exxon Mobil ..........................................    23,000    1,957,990
   Halliburton ..........................................    23,000      828,460
   Hercules Offshore* ...................................    23,963      719,369
   Peabody Energy .......................................    12,000      507,120
   PetroChina ADR .......................................    13,000    1,914,380
   Schlumberger .........................................     1,000       94,720
   Total ADR ............................................     6,000      471,660
   Transocean* ..........................................    17,569    1,887,789
   Ultra Petroleum* .....................................    38,000    2,101,020


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------- -----------
ENERGY -- CONTINUED
   XTO Energy ...........................................    10,000  $   545,300
                                                                     -----------
                                                                      16,031,228
                                                                     -----------
FINANCIAL SERVICES -- 2.2%
   Berkshire Hathaway, Cl B* ............................       500    1,802,000
                                                                     -----------
GAS -- 25.0%
   AGL Resources ........................................    22,000      829,400
   Energen ..............................................    50,000    2,645,500
   Equitable Resources ..................................    50,000    2,355,500
   Oneok ................................................    64,000    3,248,000
   Sempra Energy ........................................    70,000    3,690,400
   South Jersey Industries ..............................    57,000    1,867,890
   Southern Union .......................................    15,000      463,200
   Spectra Energy .......................................    67,000    1,706,490
   Vectren ..............................................    13,000      324,610
   Williams .............................................   105,000    3,386,250
                                                                     -----------
                                                                      20,517,240
                                                                     -----------
INDUSTRIALS -- 0.9%
   General Electric .....................................    20,000      775,200
                                                                     -----------
OTHER -- 0.7%
   General Maritime .....................................    21,000      546,000
                                                                     -----------
TELECOMMUNICATION SERVICES -- 24.0%
   America Movil ADR, Ser L .............................    40,000    2,395,200
   AT&T .................................................   103,000    4,033,480
   BCE ..................................................    50,000    1,892,000
   Citizens Communications ..............................   214,000    3,088,020
   CommScope* ...........................................    59,500    3,238,585
   Embarq ...............................................     7,000      432,530
   Sprint Nextel ........................................    50,000    1,026,500
   Telecom Corp. of New Zealand ADR .....................    36,000      997,560
   Vodafone Group ADR ...................................    36,000    1,092,600
   Windstream ...........................................   110,335    1,518,210
                                                                     -----------
                                                                      19,714,685
                                                                     -----------
   TOTAL COMMON STOCK
     (Cost $64,076,709)..................................             81,127,081
                                                                     -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.2%
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                          ---------- -----------
CASH EQUIVALENTS (A) -- 1.2%
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A, 5.260% ...................   469,598  $   469,598
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A, 5.330% ...............   469,598      469,598
                                                                     -----------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $939,196)....................................                939,196
                                                                     -----------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $65,015,905).................................            $82,066,277
                                                                     ===========
    PERCENTAGES ARE BASED ON NET ASSETS OF $82,167,573.
  * NON-INCOME PRODUCING SECURITY
 ** MORE NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
    SECTORS ARE UTILIZED FOR REPORTING PURPOSES.
(A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
ADR AMERICAN DEPOSITARY RECEIPT
 CL CLASS
SER SERIES







    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND
                                                                   JULY 31, 2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $65,015,905) ........................  $82,066,277
   Cash ...........................................................          524
   Receivable for Investment Securities Sold ......................      753,426
   Dividends Receivable ...........................................      150,902
   Prepaid Expenses ...............................................       14,610
   Receivable for Capital Shares Sold .............................        1,705
   Reclaims Receivable ............................................          957
                                                                     -----------
      TOTAL ASSETS ................................................   82,988,401
                                                                     -----------
LIABILITIES:
   Payable for Investment Securities Purchased ....................      691,758
   Payable due to Investment Adviser ..............................       55,025
   Payable due to Administrator ...................................        9,512
   Chief Compliance Officer Fees Payable ..........................        2,068
   Payable due to Trustees ........................................        1,722
   Payable due to Distributor .....................................          794
   Payable for Capital Shares Redeemed ............................          273
   Other Accrued Expenses .........................................       59,676
                                                                     -----------
      TOTAL LIABILITIES ...........................................      820,828
                                                                     -----------
NET ASSETS ........................................................  $82,167,573
                                                                     ===========

NET ASSETS CONSIST OF:
   Paid-in Capital ................................................  $53,977,898
   Undistributed Net Investment Income ............................       16,108
   Accumulated Net Realized Gain on Investments ...................   11,123,195
   Net Unrealized Appreciation on Investments .....................   17,050,372
                                                                     -----------
   NET ASSETS .....................................................  $82,167,573
                                                                     ===========

   Net Asset Value, Offering and Redemption Price Per Share --
     (unlimited authorization -- no par value)
     Institutional Class Shares ($77,835,910 / 6,114,114) .........       $12.73
                                                                          ======

   Net Asset Value, Offering and Redemption Price Per Share --
     (unlimited authorization -- no par value)
     Investor Class Shares ($4,331,663 / 340,120) .................       $12.74
                                                                          ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           REAVES SELECT
                                                             RESEARCH FUND
                                                             FOR THE YEAR
                                                             ENDED JULY 31, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $38,416)............  $ 2,325,793
                                                                        -----------
       TOTAL INVESTMENT INCOME........................................    2,325,793
                                                                        -----------
EXPENSES
Investment Advisory Fees..............................................      585,825
Administration Fees...................................................      112,000
Chief Compliance Officer Fees.........................................       10,446
Distribution Fees(1)..................................................        8,383
Trustees' Fees .......................................................        7,403
Transfer Agent Fees...................................................       82,444
Legal Fees............................................................       39,664
Printing Fees ........................................................       34,474
Registration Fees.....................................................       26,902
Audit Fees............................................................       20,024
Custodian Fees .......................................................        6,260
Insurance and Other Expenses..........................................        7,236
                                                                        -----------
       TOTAL EXPENSES.................................................      941,061
                                                                        -----------
Less: Fees Paid Indirectly (See Note 4)...............................       (3,288)
                                                                        -----------
       NET EXPENSES ..................................................      937,773
                                                                        -----------
NET INVESTMENT INCOME.................................................    1,388,020
                                                                        -----------
NET REALIZED GAIN ON INVESTMENTS......................................   13,173,704
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS...   (1,642,786)
                                                                        -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................   11,530,918
                                                                        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $12,918,938
                                                                        ===========

   (1) ATTRIBUTABLE TO INVESTOR CLASS SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------

                                                                   YEAR         YEAR
                                                                   ENDED        ENDED
                                                                  JULY 31,     JULY 31,
                                                                    2007         2006
                                                                -----------  -----------
OPERATIONS:
     Net Investment Income....................................  $ 1,388,020  $ 1,506,991
     Net Realized Gain on Investments.........................   13,173,704    4,376,553
     Net Change in Unrealized Appreciation (Depreciation)
        on Investments........................................   (1,642,786)     676,409
                                                                -----------  -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....   12,918,938    6,559,953
                                                                -----------  -----------
DIVIDENDS AND DISTRIBUTIONS FROM:
     Net Investment Income
        Institutional Class Shares............................   (1,337,656)  (1,471,979)
        Investor Class Shares.................................      (50,363)     (34,740)
                                                                -----------  -----------
     Total Net Investment Income..............................   (1,388,019)  (1,506,719)
                                                                -----------  -----------
     Net Realized Gains
        Institutional Class Shares............................   (5,445,152)  (3,464,787)
        Investor Class Shares.................................     (220,411)     (91,842)
                                                                -----------  -----------
     Total Realized Gains.....................................   (5,665,563)  (3,556,629)
                                                                -----------  -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS........................   (7,053,582)  (5,063,348)
                                                                -----------  -----------
CAPITAL SHARE TRANSACTIONS(1):
     Institutional Class Shares
        Issued................................................    1,161,643      847,347
        Reinvestment of Distributions.........................    5,779,307    4,150,963
        Redeemed..............................................   (4,898,260)  (3,969,490)
                                                                -----------  -----------
     Net Institutional Class Capital Share Transactions.......    2,042,690    1,028,820
                                                                -----------  -----------
     Investor Class Shares
        Issued................................................    2,625,648    2,521,329
        Reinvestment of Distributions.........................      261,686      122,311
        Redeemed..............................................   (1,830,357)    (238,040)
                                                                -----------  -----------
     Net Investor Class Capital Share Transactions............    1,056,977    2,405,600
                                                                -----------  -----------
     NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ............    3,099,667    3,434,420
                                                                -----------  -----------
        TOTAL INCREASE IN NET ASSETS..........................    8,965,023    4,931,025
                                                                -----------  -----------
NET ASSETS:
     Beginning of Year........................................   73,202,550   68,271,525
                                                                -----------  -----------
     End of Year (including undistributed net investment
        income of $16,108 and $16,107, respectively)..........  $82,167,573  $73,202,550
                                                                ===========  ===========

    (1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------
                                                         SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                         INSTITUTIONAL CLASS SHARES
                                                -----------------------------------------
                                                    YEAR          YEAR          PERIOD
                                                    ENDED         ENDED         ENDED
                                                  JULY 31,      JULY 31,       JULY 31,
                                                    2007          2006           2005*
                                                  ---------     ---------     ----------
Net Asset Value,
   Beginning of Period........................     $ 11.81       $ 11.57       $ 10.00
                                                   -------       -------       -------
Income from Operations:
   Net Investment Income(1)...................        0.22          0.25          0.13
   Net Realized and Unrealized Gain
     on Investments...........................        1.85          0.83          1.55
                                                   -------       -------       -------
Total from Operations.........................        2.07          1.08          1.68
                                                   -------       -------       -------
Dividends and Distributions from:
   Net Investment Income......................       (0.22)        (0.25)        (0.11)
   Net Realized Gains.........................       (0.93)        (0.59)           --
                                                   -------       -------       -------
Total Dividends and Distributions.............       (1.15)        (0.84)        (0.11)
                                                   -------       -------       -------
Net Asset Value, End of Period................     $ 12.73       $ 11.81       $ 11.57
                                                   =======       =======       =======
TOTAL RETURN+.................................       18.30%         9.78%++      16.86%++
                                                   =======       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).........     $77,836       $70,129       $67,698
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly)............        1.19%         1.30%         1.26%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)..................        1.19%         1.30%         1.26%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)..................        1.19%         1.30%         1.37%**
Ratio of Net Investment Income
   to Average Net Assets......................        1.79%         2.18%         2.05%**
Portfolio Turnover Rate.......................          84%           54%           35%***


  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  *  COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 **  ANNUALIZED
*** PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS.
(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------
                                                         SELECTED PER SHARE DATA & RATIOS
                                           FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                          INVESTOR CLASS SHARES
                                                -----------------------------------------
                                                    YEAR          YEAR          PERIOD
                                                    ENDED         ENDED         ENDED
                                                  JULY 31,      JULY 31,       JULY 31,
                                                    2007          2006           2005*
                                                  ---------     ---------     ----------
Net Asset Value,
   Beginning of Period........................      $11.81         $11.57       $10.57
                                                    ------         ------       ------
Income from Operations:
    Net Investment Income(1)..................        0.19           0.22         0.02
    Net Realized and Unrealized Gain
      on Investments..........................        1.86           0.83         1.03
                                                    ------         ------       ------
Total from Operations.........................        2.05           1.05         1.05
                                                    ------         ------       ------
Dividends and Distributions from:
    Net Investment Income.....................       (0.19)         (0.22)       (0.05)
    Net Realized Gains........................       (0.93)         (0.59)          --
                                                    ------         ------       ------
Total Dividends and Distributions.............       (1.12)         (0.81)       (0.05)
                                                    ------         ------       ------
Net Asset Value, End of Period................      $12.74         $11.81       $11.57
                                                    ======         ======       ======
TOTAL RETURN+.................................       18.09%          9.49%++      9.97%++
                                                    ======         ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).........      $4,332         $3,074         $574
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly)............        1.44%          1.65%        1.64%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)..................        1.44%          1.65%        1.64%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)..................        1.44%          1.65%        1.64%**
Ratio of Net Investment Income
   to Average Net Assets......................        1.53%          1.87%        0.40%**
Portfolio Turnover Rate.......................          84%            54%          35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  *  COMMENCED OPERATIONS ON MARCH 30, 2005.
 **  ANNUALIZED
*** REPRESENTS THE FUND'S PORTFOLIO TURNOVER RATE FOR THE PERIOD DECEMBER 22, 2004 (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH JULY 31, 2005 AND HAS NOT BEEN ANNUALIZED.
(1)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund were reclassified as Investor Class Shares. The Fund is registered to offer Institutional and Investor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gain (loss), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of an $0.08 minimum quarterly distribution. To the extent such distributions arein excess of net investment income, they are deemed to be paid fromshort-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
a Distribution Plan (the "Plan") for Investor Class Shares. The Distributorwill not receive any compensation for the distribution of Institutional Class Shares of the Fund. Effective August 1, 2006, under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receiveup to 0.25% of the Fund's average net assets attributable to Investor Class Shares as compensation for distribution services. Prior to August 1, 2006,the Distributor, or third parties could receive up to 0.35% of the Fund's average net assets attributable to Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2007, the Fund earned credits of $3,288, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.55% of the Institutional and Investor Class Shares' average daily net assets, respectively. Prior to August 1, 2006, the Adviser voluntarily agreed to waive its expenses in order to keep Class A shares from exceeding 1.65%. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% for the Institutional Class Shares, and 1.55% for the Investor Class Shares, to recapture any of its prior waivers or reimbursements. At July 31, 2007, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $35,418.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
6. SHARE TRANSACTIONS:

                                                          YEAR ENDED      YEAR ENDED
                                                        JULY 31, 2007    JULY 31, 2006
                                                        -------------    -------------
SHARE TRANSACTIONS:
   Institutional Class
      Issued.............................................     92,158          71,535
      Reinvestment of Distributions......................    478,093         364,698
      Redeemed...........................................   (395,884)       (348,308)
                                                          ----------      ----------
   Net Institutional Class Capital Share Transactions....    174,367          87,925
                                                          ----------      ----------
   Investor Class
      Issued.............................................    205,634         221,199
      Reinvestment of Distributions......................     21,599          10,816
      Redeemed...........................................   (147,344)        (21,369)
                                                          ----------      ----------
   Net Investor Class Capital Share Transactions.........     79,889         210,646
                                                          ----------      ----------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS.................................    254,256         298,571
                                                          ==========      ==========

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the year ended July 31, 2007 were $64,631,386 and $67,618,747, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that thedifferences arise. There were no permanent book/tax differences for the year ended July 31, 2007.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
The tax character of dividends and distributions declared during the fiscal years ended July 31, 2007 and 2006 was as follows:

                           ORDINARY         LONG-TERM
                            INCOME        CAPITAL GAIN         TOTAL
                          ----------      ------------      ----------
        2007              $2,017,109       $5,036,473       $7,053,582
        2006               2,416,393        2,646,955        5,063,348

As of July 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                  $ 1,691,728
Undistributed Long-Term Capital Gain             9,473,902
Unrealized Appreciation                         17,024,045
                                               -----------
Total Distributable Earnings                   $28,189,675
                                               ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2007 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
 ---------------  ------------------     ------------------    ----------------
   $65,042,232        $18,718,806           $(1,694,761)          $17,024,045

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

10. OTHER:

At July 31, 2007, there was one shareholder who held 19% of the total outstanding shares. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and,

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on January 31, 2008. As of July 31, 2007, the Fund does not anticipate a material impact to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm commencing with the fiscal year ended July 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal period ended July 31, 2005, neither the Trust, its funds, noranyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of E&Y did not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's previous auditor, KPMG LLP ("KPMG"). The decision to dismiss KPMG effective upon its completion of its audit for the fiscal period ended July 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG's report on the Fund's financial statements for the fiscal period ended July 31, 2005 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal period ended July 31, 2005, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their report on the Fund's financial statements for such period, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Reaves Select Research Fund of the Advisors' Inner Circle Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Reaves Select Research Fund (one of the funds constituting The Advisors' Inner Circle Fund II (the "Trust")) as of July 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended July 31, 2005 were audited by other auditors, whose report dated September 21, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Reaves Select Research Fund of The Advisors' Inner Circle Fund II at July 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                               /s/Ernst & Young LLP

Philadelphia, Pennsylvania
September 20, 2007

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                   TIME SERVED 2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
60 yrs. old                        of the Board
                                   of Trustees















--------------------------------------------------------------------------------

WILLIAM M. DORAN                      Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
67 yrs. old













--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-342-7058. The following chart lists Trustees and Officers as of July 31, 2007.


                                                      NUMBER OF
                                                      FUNDS IN
                                                   THE ADVISORS'
                                                INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                          MEMBER            HELD BY BOARD MEMBER 3
-------------------------------------------------------------------------------------------------------



    Currently performs various services on behalf        15     Trustee of The Advisors' Inner Circle
    of SEI Investments for which Mr. Nesher is                  Fund, Bishop Street Funds, SEI Asset
    compensated. Executive Vice President of SEI                Allocation Trust, SEI Daily Income
    Investments, 1986-1994. Director and                        Trust, SEI Index Funds, SEI
    Executive Vice President of the Administrator               Institutional International Trust, SEI
    and the Distributor, 1981-1994.                             Institutional Investments Trust, SEI
                                                                Institutional Managed Trust, SEI
                                                                Liquid Asset Trust, SEI Tax Exempt
                                                                Trust, SEI Opportunity Master Fund,
                                                                L.P., SEI Opportunity Fund, L.P., SEI
                                                                Global Master Fund, PLC, SEI Global
                                                                Assets Fund, PLC, SEI Global
                                                                Investments Fund, PLC, SEI Investments
                                                                Global, Limited, SEI Investments
                                                                Global Fund Services, Limited, SEI
                                                                Investments (Europe) Ltd., SEI
                                                                Investments Unit Trust Management (UK)
                                                                Limited and SEI Global Nominee Ltd.
-------------------------------------------------------------------------------------------------------

    Self-employed Consultant since 2003. Partner,        15     Director of SEI Investments Company
    Morgan, Lewis & Bockius LLP (law firm) from                 and SEI Investments Distribution Co.,
    1976-2003, counsel to the Trust, SEI Investments,           SEI Investments Global Fund Services
    the Administrator and the Distributor. Director             Global Limited, Trustee of The
    of SEI Investments since 1974; Secretary of                 Advisors' Inner Circle Fund, Bishop
    SEI Investments since 1978.                                 Street Funds, SEI Asset Allocation
                                                                Trust, SEI Daily Income Trust, SEI
                                                                Index Funds, SEI Institutional
                                                                International Trust, SEI Institutional
                                                                Investments Trust, SEI Institutional
                                                                Managed Trust, SEI Liquid Asset Trust,
                                                                SEI Tax Exempt Trust, SEI Investments
                                                                Global Fund Services Limited, SEI
                                                                Investments Global, Limited, SEI
                                                                Investments (Europe), Limited SEI
                                                                Investments (Asia) Limited and SEI
                                                                Asset Korea Co., Ltd.
-------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS 4                    Trustee                    (Since 1993)
78 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
76 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
64 yrs. old










--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

4  Served as a trustee until August 26, 2007.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

                                                    NUMBER OF
                                                    FUNDS IN
                                                 THE ADVISORS'
                                              INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                      MEMBER            HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------


      Private investor from 1987 to present. Vice       15     Trustee of The Advisors' Inner Circle
      President and Chief Financial officer, Western           Fund and Bishop Street Funds.
      Company of North America (petroleum service
      company), 1980-1986. President of Gene Peters
      and Associates (import company), 1978-1980.
      President and Chief Executive Officer of Jos.
      Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------

      Attorney, Solo Practitioner since 1994. Partner,  15     Trustee of The Advisors' Inner Circle
      Dechert, September 1987-December  1993.                  Fund, Bishop Street Funds, SEI Asset
                                                               Allocation Trust, SEI Daily Income
                                                               Trust, SEI Index Funds, SEI
                                                               Institutional International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI
                                                               Liquid Asset Trust, SEI Tax Exempt
                                                               Trust and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------

      Chief Executive Officer, Newfound                 15     Trustee, State Street Navigator
      Consultants, Inc. since April 1997. General              Securities Lending Trust, since 1995.
      Partner, Teton Partners, L.P., June 1991-                Trustee of The Advisors' Inner Circle
      December 1996; Chief Financial Officer,                  Fund, Bishop Street Funds, SEI Asset
      Nobel Partners, L.P., March 1991-December                Allocation Trust, SEI Daily Income
      1996; Treasurer and Clerk, Peak Asset                    Trust, SEI Index Funds, SEI
      Management, Inc., since 1991.                            Institutional International Trust, SEI
                                                               Institutional Investments Trust, SEI
                                                               Institutional Managed Trust, SEI
                                                               Liquid Asset Trust, SEI Tax Exempt
                                                               Trust, SEI Opportunity Master Fund,
                                                               L.P., and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED 2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
46 yrs. old                     Financial Officer


--------------------------------------------------------------------------------

JAMES NDIAYE                    Vice President and               (Since 2004)
38 yrs. old                          Secretary




--------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each trustee/officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------


                                                     NUMBER OF
                                                     FUNDS IN
                                                  THE ADVISORS'
                                               INNER CIRCLE FUND II
          PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD       OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                        MEMBER        HELD BY BOARD MEMBER/OFFICER 3
-------------------------------------------------------------------------------------------------------



      Self-employed Legal and Financial Services         15     Trustee of The Advisors' Inner Circle
      Consultant since 2003. Counsel to State Street            Fund and Bishop Street Funds.
      Bank Global Securities and Cash Operations
      from 1995 to 2003.
-------------------------------------------------------------------------------------------------------

      Self-employed Business Consultant, Business        15     Trustee of The Advisors' Inner Circle
      Project Inc. since 1997. CEO and President,               Fund, Bishop Street Funds. Oregon
      United Grocers Inc. from 1997 to 2000.                    Trust Co. and O.T. Logistics, Inc.
-------------------------------------------------------------------------------------------------------

      Retired.                                           15     Director, Federal Agricultural
                                                                Mortgage Corporation. Trustee of
                                                                The Advisors' Inner Circle Fund and
                                                                Bishop Street Funds.
-------------------------------------------------------------------------------------------------------




      Senior Operations Officer, SEI Investments,        N/A                     N/A
      Fund Accounting and Administration (1996-
      present); Assistant Chief Accountant of the U.S.
      Securities and Exchange Commission's Division
      of Investment Management (1993-1996).
-------------------------------------------------------------------------------------------------------

      Director, SEI Investments, Fund Accounting         N/A                     N/A
      since July 2005. Manager, SEI Investments
      AVP from April 1995 to February 1998 and
      November 1998 to July 2005.
-------------------------------------------------------------------------------------------------------

      Employed by SEI Investments Company since          N/A                     N/A
      2004. Vice President, Deusche Asset Management
      from 2003-2004. Associate, Morgan, Lewis &
      Bockius LLP from 2000-2003. Counsel, Assistant
      Vice President, ING Variable Annuities Group
      from 1999-2000.
-------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------





                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
         AGE 1                       THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
39 yrs. old                   and Assistant Secretary



--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
44 yrs. old                          Officer



--------------------------------------------------------------------------------

SOFIA ROSALA                 Assistant Vice President            (Since 2004)
33 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                        AML Officer                  (Since 2006)
29 yrs. old






--------------------------------------------------------------------------------

1 The business  address of each officer is SEI Investments  Company,  1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------


                                                         NUMBER OF
                                                         FUNDS IN
                                                       THE ADVISORS'
                                                   INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)                     OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
           DURING PAST 5 YEARS                            MEMBER         HELD BY BOARD MEMBER
------------------------------------------------------------------------------------------------


     General Counsel, Vice President and Assistant          N/A                     N/A
     Secretary of SEI Investments Global Funds
     Services since 1999; Associate, Dechert (law firm)
     from 1997-1999; Associate, Richter, Miller & Finn
     (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------

     Director of Investment Product Management              N/A                     N/A
     and Development at SEI Investments since
     February 2003. Senior Investment Analyst,
     Equity team at SEI Investments from
     March 2000 to February 2003.
------------------------------------------------------------------------------------------------

     Vice President and Assistant Secretary of SEI          N/A                     N/A
     Investments Management Corp. and SEI Global
     Funds Services since 2005. Compliance Officer of
     SEI Investments from 2001-2004. Account and
     Product Consultant SEI Private Trust Company,
     1998-2001.
------------------------------------------------------------------------------------------------

     Assistant Vice President and AML Compliance            N/A                     N/A
     Officer of SEI Investments since January 2005.
     Compliance Analyst at TD Waterhouse from
     January 2004 to November 2004. Senior Compliance
     Analyst at UBS Financial Services from October
     2002 to January 2004. Knowledge Management
     Analyst at PricewaterhouseCoopers Consulting
     from September 2000 to October 2002.
------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            02/01/07         07/31/07       RATIOS       PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class Shares $1,000.00         $1,096.90          1.18%      $6.14
Investor Class Shares       1,000.00          1,095.60          1.43        7.43

HYPOTHETICAL 5% RETURN
Institutional Class Shares $1,000.00         $1,018.94          1.18%      $5.91
Investor Class Shares       1,000.00          1,017.70          1.43        7.15
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the fiscal year ended July 31, 2007, the Fund is designating the following items with regard to distributions paid during the year.

                                                                                         FOREIGN
                                                         QUALIFYING FOR                 INVESTORS
                                                            CORPORATE                   ----------    QUALIFIED
               LONG-TERM      ORDINARY                      DIVIDENDS     QUALIFYING     QUALIFIED    SHORT-TERM
             CAPITAL GAIN      INCOME          TOTAL         RECEIVED      DIVIDEND      INTEREST      CAPITAL
             DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)   INCOME (2)    INCOME (3)     GAIN (4)
             -------------  -------------  -------------  -------------   ----------    ----------    ----------
                71.40%         28.60%         100.00%         57.95%         59.82%        0.00%        100.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                              Jersey City, NJ 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



              This information must be preceded or accompanied by a
                        current prospectus for the Fund.


WHR-AR-001-0300

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


--------------------- ----------------------------------------------------- -----------------------------------------------------
                                              2007                                                   2006
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were pre-         did not require                     were pre-         did not require
                                        approved          pre-approval                        approved          pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $93,050             N/A               N/A             $70,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related       N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A               N/A               N/A               N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:
   (1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                0.00%             0.00%

                ---------------------------- ----------------- ----------------
                Tax Fees                          0.00%             0.00%

                ---------------------------- ----------------- ----------------
                All Other Fees                    0.00%             0.00%

                ---------------------------- ----------------- ----------------

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ James F. Volk
                                         ---------------------------------------
                                         James F. Volk
                                         President

Date: October 3, 2007


By (Signature and Title)*                /s/ Michael Lawson
                                         ---------------------------------------
                                         Michael Lawson
                                         Controller & CFO

Date: October 3, 2007

* Print the name and title of each signing officer under his or her signature.